Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings		$ 507,804	$ 86,138
Items that will not be reclassified to net earnings
Gain on LTIs		25,856	161,936
Income tax recovery (expense) related to LTIs	[1]	(1,866)	(9,623)
Total other comprehensive income	[2]	23,990	152,313
Total comprehensive income		$ 531,794	$ 238,451

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.